Trade receivables aging (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade receivables aging [Line Items]
Trade receivables	$ 229	$ 400	$ 367	[1]
0–30 days
Trade receivables aging [Line Items]
Trade receivables	107	259	236
31–60 days
Trade receivables aging [Line Items]
Trade receivables	4	42	39
61–90 days
Trade receivables aging [Line Items]
Trade receivables	2	26	28
Over 90 days
Trade receivables aging [Line Items]
Trade receivables	$ 116	$ 73	$ 64

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.